Earnings / (loss) per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Earnings / (loss) per Share [Abstract]
Net income / (loss)	$ 1,021	$ (3,507)
Less: Net income / (loss) attributable to non-controlling interest	71	(6)
Net income / (loss) attributable to common shareholders, basic	950	(3,501)
Net income / (loss) attributable to common shareholders, diluted	$ 950	$ (3,501)
Weighted average number of common shares outstanding, basic (in shares)	9,060,304	8,802,941
Weighted average number of common shares outstanding, diluted (in shares)	9,508,453	8,802,941
Earnings / (loss) per share attributable to common shareholders, basic (in dollars per share)	$ 0.1	$ (0.4)
Earnings / (loss) per share attributable to common shareholders, diluted (in dollars per share)	$ 0.1	$ (0.4)